PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property and equipment, net, consisted of the following:

	March 31, 2024	September 30, 2023

Office equipment and furniture	$318,568	$293,746
Motor vehicles	210,423	211,710
Property - office building and office suite	3,235,535	3,255,319
Less: accumulated depreciation	(1,273,111)	(1,237,594)
Property and equipment, net	$2,491,415	$2,523,181